Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments
Operating segments

26.  Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2022		2021		2020
Operating revenues:
Domestic (Mexico)	US$	1,909,744	US$	1,661,927	US$	800,525
International*:
United States of America		758,609		509,976		271,899
Central America and South America		178,837		49,775		21,970
Non-derivative financial instruments		—		(21,378)		(19,408)
Total operating revenues	US$	2,847,190	US$	2,200,300	US$	1,074,986

* For the year ended December 31, 2022, the total revenue from international customers increased US$377,695 (67%) compared to the year ended December 31, 2021.

Revenues are allocated by geographic segments based upon the origin of each flight. The Company does not have material non-current assets located in foreign countries.